Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
Subsequent events	Subsequent eventsOn April 5, 2023, the Company’s Board of Directors approved the cancellation of 31,267,095 Class A shares (5.6% of total shares) held by the Company in treasury. Total share count, on April 5, 2023, went from 560,534,012 to 529,266,917 after cancellation.